UNITED STATES SECURITIES AND EXCHANGE COMMSSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-4547

Exact name of registrant as specified in charter: Voyageur Mutual Funds III

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: April 30

Date of reporting period: April 30, 2006

Item 1.  Reports to Stockholders


Annual Report          Delaware
                       Select Growth Fund
                       April 30, 2006






                       Growth equity mutual funds


[DELAWARE LOGO]        [LOGO] POWERED BY RESEARCH(R)

Table of contents

>    Portfolio management review                   1

>    Performance summary                           4

>    Disclosure of Fund expenses                   6

>    Sector allocation                             7

>    Financial statements:
         Statement of net assets                   8
         Statement of operations                   9
         Statements of changes in net assets      10
         Financial highlights                     11
         Notes to financial statements            16

>    Report of independent registered
     public accounting firm                       19

>    Board of trustees/directors and
     officers addendum                            20

>    About the organization                       22













    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2006 Delaware Distributors L.P.

  Portfolio management review

> Delaware Select Growth Fund

April 30, 2006

Fund managers

Jeffrey S. Van Harte
Chief Investment Officer - Delaware Focus Growth Team

Jeffrey S. Van Harte is chief investment officer of the Delaware Focus Growth team, which is responsible for large-cap growth, all-cap growth, and one smid-cap growth product. Before joining Delaware Investments, he served as lead manager for TransAmerica Investment Management LLC, Large Cap Growth strategy and managed portfolios in that discipline for over 20 years. He also managed institutional separate accounts and sub-advised funds. Mr. Van Harte received his bachelor's degree in finance from California State University at Fullerton and is a CFA charterholder.

Christopher J. Bonavico
Vice President/Senior Portfolio Manager

Christopher J. Bonavico joined Delaware Investments in early 2005 and is a vice president/senior portfolio manager with the Delaware Focus Growth team. Previously, he was a principal and portfolio manager with Transamerica Investment Management, LLC. He also managed sub-advised funds and institutional separate accounts. Mr. Bonavico received his bachelor's degree in economics from the University of Delaware and is a CFA charterholder.

Kenneth F. Broad
Vice President/Senior Portfolio Manager

Kenneth F. Broad joined Delaware Investments in early 2005 and is a vice president/senior portfolio manager with the Delaware Focus Growth team. Previously, he was a portfolio manager with The Franklin Templeton Group and a consultant in the Business Valuation and Merger & Acquisition Group at KPMG Peat Marwick. Thereafter, he moved on to TransAmerica Investment Management LLC in 2000, where he was a principal and portfolio manager. He has also managed sub-advised funds and institutional separate accounts. Mr. Broad received his MBA from the University of California at Los Angeles and his bachelor's degree in economics from Colgate University (NY). He is a CFA charterholder.

Patrick G. Fortier
Vice President/Portfolio Manager

Patrick G. Fortier, vice president and portfolio manager with the Delaware Focus Growth team, joined Delaware Investments in early 2005. Previously, he was a portfolio manager with Transamerica Investment Management LLC. Previously, he was a sell-side equity analyst with OLDE Equity Research (Detroit, Michigan) focusing on commodity research, particularly in the oil/energy area. Mr. Fortier received his bachelor's degree in finance from the University of Kentucky. He is also a CFA charterholder and member of the Security Analysts of San Francisco.

Daniel J. Prislin
Vice President/Senior Portfolio Manager

Daniel J. Prislin is vice president and senior portfolio manager with the Delaware Focus Growth team. Prior to joining Delaware Investments in early 2005, he was a principal and portfolio manager with TransAmerica Investment Management LLC, where he also managed sub-advised funds and institutional separate accounts. Before beginning his tenure with Transamerica in 1998, Mr. Prislin was an assistant portfolio manager with The Franklin Templeton Group. He received his MBA and bachelor's degree in business administration from the University of California, Berkeley. He is also a CFA charterholder.

Q: As new managers to Delaware Select Growth Fund, how did you change the Fund's strategy during the period?

A: On May 3, 2005, we became the investment managers for the Fund and we implemented changes according to our investment philosophy. As a result, we made substantial changes to the portfolio.

   In general, we invest primarily in common stocks of growth-oriented companies that we believe have potential for long-term capital appreciation potential. Typically, we expect them to grow faster than the U. S. economy. Using a bottom-up approach, we select securities we believe have positive stock market potential, dominant business models, strong free cash flow generation, and sell at a low cost compared to the intrinsic value of the securities. We also consider a company's operational efficiencies, management's


                                                               (continues)     1
   plans for capital allocation, and the company's shareholder orientation.

   Our team believes that superior returns can be realized by holding a relatively concentrated portfolio of companies that have advantaged business models as well as opportunities to generate consistent, long-term growth of intrinsic business value. Our management team members are dedicated to this philosophy.

   When restructuring the portfolio of Delaware Select Growth Fund, we sold the majority of the Fund's previous holdings and purchased a number of stocks, with names new to the portfolio. The result is holdings that include what we believe to be the 42 companies with the greatest potential for building a strong portfolio.

   You may have noticed a spike in the Fund's turnover level during the past fiscal year. This inflated level is a direct result of the significant changes we made when we began managing the Fund. We expect that the annual turnover rate reported in the Fund's next report should more accurately reflect our buy-and-hold philosophy. Our target level for the Fund's annual turnover rate is 30% to 40%.

Q: Would you please discuss the Fund's performance in light of the investment environment during the fiscal year?

A: Delaware Select Growth Fund returned 32.78% at net asset value and 25.14% at maximum offer price for the one-year period ended April 30, 2006 (both figures are for Class A shares and assume reinvestment of all distributions), outperforming the 16.90% gain of the Fund's benchmark - the Russell 3000 Growth Index. By comparison, the Fund's peers in the Lipper Multi-Cap Growth Funds category averaged 25.39% for the fiscal year. To view the complete, annualized performance for Delaware Select Growth Fund, please see the table on page 4.

   We employ a bottom-up investment process, and manage the portfolio by focusing primarily on stocks that we consider the best ideas we have uncovered.

   The stocks we select for the Fund are the result of an in-depth, fundamental research process, and are not choices based on macroeconomic events. We don't select stocks based on general industry performance (which would be indicative of a top-down approach) but instead strive to select the top-performing company within each industry in which we invest. As such, the economic backdrop played a minor role in our investment selections during the past year.

   Note, however, that small- and mid-sized stocks performed very well during the Fund's fiscal year. As Delaware Select Growth Fund is an all-capitalization portfolio, we had the ability to consider companies of all sizes. We believe this flexibility did contribute somewhat to Fund returns.

Q: What securities detracted from performance during the fiscal year?

A: XM Satellite Radio was among the few that detracted from Fund performance, by losing 29% during the period. The company's performance suffered because of increased competitive forces, including the addition of Howard Stern to competitor Sirius Satellite Radio's lineup in January 2006. As the balance of satellite radio subscribers shifted in favor of Sirius last winter, XM faced additional challenges including the expanding prevalence of alternative portable music sources such as MP3 players. The combination of these forces led XM to unexpectedly increase costs for new subscriber acquisitions and enhanced programming options. Despite the short-term challenges this company faces, we maintained our position at fiscal year end, although we expect to continue regularly evaluating the competitive position of the company.

   Zimmer Holdings also faced performance hurdles, resulting in a 21% decline in the stock during the Fund's fiscal year. Zimmer develops and manufactures minimally invasive orthopedic implants for direct sale to surgeons. In recent years, Zimmer has brought several successful products to market. During the Fund's fiscal year, however, performance fell short of investors' expectations as the company's product development has slowed. We continued to hold our position because we believe the company has several attractive products currently in development. We also believe the company has the potential to benefit from solid demographic trends as the U.S. population ages. This, combined with stronger surgical techniques, gives the company the potential to deliver solid, long-term growth in procedure volume. We also like the company's business model and valuation level, despite the negative short-term performance of the stock.

   Apollo Group, the market leader in for-profit education, stumbled during the period, down 10% at the Fund's fiscal year end. The company offers baccalaureate and graduate degrees via online and classroom channels and it has awarded degrees to 150,000 students since its inception 15 years ago. Apollo faced a setback in January 2006 when its CEO resigned and was subsequently replaced by an internal candidate, the former head of the Web-based education division. We believe this will provide new strategic positioning and that it was a positive move for the company. Although we decreased our position during the Fund's fiscal year, we maintain an optimistic long- term outlook about the company and industry, as we expect demand for flexible higher education options to increase in future years.

Q: What securities contributed to performance during the fiscal year?

A: The strongest contributor to performance during the period came from SanDisk, which rose 154% during the 12-month period. SanDisk designs and markets flash (memory) storage card products for use in multi-media devices such as digital cameras. Expecting the applicability of storage cards reached beyond digital camera use, we invested in the company before many other investors. As a result, our position appreciated as the company expanded its portable memory technology into alternative multi-media products such as handheld computers and, more recently, cellular telephones. We believe that selling its product directly to retail consumers gives the company an advantaged business model that enables it to capture a full profit margin.

   Also displaying strong performance was Netflix, which gained 156% during the Fund's fiscal year. Netflix provides a popular online movie rental subscription service and was the clear winner of a recent price war with competitor Blockbuster, which was subsequently forced to raise online rental subscription prices. We maintain a high level of confidence in Netflix. We believe its management team is outstanding, the business model has strong barriers to entry, and its ability to generate free cash flow will enable it to independently finance its future growth. Netflix represented the largest position within the Fund at fiscal year end.

   Another strong performer during the fiscal year was U.S. futures exchange Chicago Mercantile Exchange Holdings, which was bolstered by several events, including increased investor demand for hedging activity, a move to electronic trading (which increased the number of trades the exchange can accept), and a new focus on currency and currency futures trades.

  Performance summary

> Delaware Select Growth Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Select Growth Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Instances of high double-digit returns are highly unusual and cannot be sustained and were achieved primarily during favorable market conditions.

Fund Performance

Average Annual Total Returns
Through April 30, 2006          1 Year     5 Years     10 Years     Lifetime
_______________________________________________________________________________
Class A (Est. 5/16/94)
Excluding Sales Charge         +32.78%     +1.78%      +11.38%       +12.30%
Including Sales Charge         +25.14%     +0.58%      +10.72%       +11.74%
_______________________________________________________________________________

_______________________________________________________________________________
Class B (Est. 4/16/96)
Excluding Sales Charge         +31.76%     +1.01%      +10.62%       +11.60%
Including Sales Charge         +27.76%     +0.57%      +10.62%       +11.60%
_______________________________________________________________________________

_______________________________________________________________________________
Class C (Est. 5/20/94)
Excluding Sales Charge         +31.72%     +1.00%      +10.53%       +11.46%
Including Sales Charge         +30.72%     +1.00%      +10.53%       +11.46%
_______________________________________________________________________________


Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% and have an annual distribution and service fee of 0.25%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime and 10-year performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

The average annual total return for the lifetime and one-year periods ended April 30, 2006 for Delaware Select Growth Fund's Class R shares were +13.70% and +32.38%, respectively. Class R shares were first made available on June 2, 2003 and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of 0.60%. The distributor has contracted to limit this amount to 0.50% through October 31, 2006.

The average annual total returns for the lifetime (since 5/16/94), 10-year, five-year, and one-year periods ended April 30, 2006 for Delaware Select Growth Fund's Institutional Class were +12.51%, +11.63%, +2.02%, and +33.11%, respectively. Institutional Class shares were first made available on August 28, 1997 and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional class performance prior to August 28, 1997 is based on Class A performance and was adjusted to eliminate the sales charge, but not the asset-based distribution charge of Class A shares.

An expense limitation was in effect for all classes of Delaware Select Growth Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Nasdaq Institutional Class symbol:  VAGGX
Nasdaq Class R symbol:              DFSRX

Fund basics

As of April 30, 2006
__________________________________________________
Fund objective
__________________________________________________

The Fund seeks long-term capital appreciation.
__________________________________________________

Total fund net assets
__________________________________________________

$519 million
__________________________________________________

Number of holdings
__________________________________________________

42
__________________________________________________

Fund start date
__________________________________________________

May 16, 1994
__________________________________________________

Your fund managers
__________________________________________________

Jeffrey S. Van Harte
Christopher J. Bonavico
Kenneth F. Broad
Patrick G. Fortier
Daniel J. Prislin
__________________________________________________

Nasdaq symbols
__________________________________________________

Class A  DVEAX
Class B  DVEBX
Class C  DVECX



Performance of a $10,000 Investment

April 30, 1996 through April 30, 2006

[THE FOLLOWING DATA WAS REPRESENTED AS A LINE CHART IN THE PRINTED MATERIAL]


                 Delaware Select Growth Fund-   Russell 3000 Growth Index
                       Class A Shares


30-Apr-96                 $9,350.00                     $10,000.00
30-Apr-97                 $9,741.77                     $11,815.00
30-Apr-98                $19,347.15                     $16,790.30
30-Apr-99                $24,847.54                     $20,757.84
30-Apr-00                $36,756.96                     $26,538.90
30-Apr-01                $25,156.47                     $18,112.80
30-Apr-02                $20,507.55                     $14,618.84
30-Apr-03                $16,879.77                     $12,424.55
30-Apr-04                $20,919.09                     $15,273.50
30-Apr-05                $20,705.72                     $15,319.32
30-Apr-06                $27,493.05                     $17,908.29


Chart assumes $10,000 invested on April 30, 1996 and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Performance of other Fund classes will vary due to different charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Russell 3000 Growth Index is a broad market index measuring performance of growth-oriented companies with a wide range of market capitalizations. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. An expense limitation was in effect for all classes of Delaware Select Growth Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect. You cannot invest directly in an index. Past performance is not a guarantee of future results. The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Disclosure of Fund expenses

For the period November 1, 2005 to April 30, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and
(2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 to April 30, 2006.

Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Select Growth Fund

Expense Analysis of an Investment of $1,000

                                                                      Expenses
                         Beginning      Ending                      Paid During
                          Account       Account      Annualized       Period
                           Value         Value        Expense       11/01/05 to
                         11/01/05       4/30/06       Ratios         4/30/06 *
_______________________________________________________________________________

Actual Fund Return

Class A                 $1,000.00      $1,075.60       1.50%          $ 7.72
Class B                  1,000.00       1,071.20       2.25%           11.55
Class C                  1,000.00       1,071.10       2.25%           11.55
Class R                  1,000.00       1,074.20       1.75%            9.00
Institutional Class      1,000.00       1,076.60       1.25%            6.44
_______________________________________________________________________________

With Hypothetical 5% Return (5% return before expenses)

Class A                 $1,000.00      $1,017.36       1.50%          $ 7.50
Class B                  1,000.00       1,013.64       2.25%           11.23
Class C                  1,000.00       1,013.64       2.25%           11.23
Class R                  1,000.00       1,016.12       1.75%            8.75
Institutional Class      1,000.00       1,018.60       1.25%            6.26
_______________________________________________________________________________

* "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


  Sector allocation

> Delaware Select Growth Fund

As of April 30, 2006

Sector designations may be different than the sector designations presented in other Fund materials.

                                                              Percentage
Sector                                                       of Net Assets
____________________________________________________________________________

Common Stock \                                                  100.71%

Basic Industry/Capital Goods                                      2.84%
Business Services                                                 6.60%
Consumer Non-Durables                                            16.60%
Consumer Services                                                29.83%
Energy                                                            0.57%
Financials                                                        3.16%
Health Care                                                      15.99%
REITs                                                             1.50%
Technology                                                       23.62%
____________________________________________________________________________

Securities Lending Collateral                                    18.07%
____________________________________________________________________________

Total Market Value of Securities                                118.78%
____________________________________________________________________________

Obligation to Return Securities Lending Collateral              (18.07%)
____________________________________________________________________________

Liabilities Net of Receivables and Other Assets                  (0.71%)
____________________________________________________________________________

Total Net Assets                                                100.00%
____________________________________________________________________________

\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

  Statement of net assets

> Delaware Select Growth Fund

April 30, 2006

                                                   Number of           Market
                                                     Shares             Value
________________________________________________________________________________
Common Stock - 100.71% \
________________________________________________________________________________

Basic Industry/Capital Goods - 2.84%
      Graco                                         149,700         $ 6,998,475
    * Newmont Mining                                 43,600           2,544,496
    * Praxair                                        91,500           5,135,895
                                                                 ______________
                                                                     14,678,866
                                                                 ______________
Business Services - 6.60%
    * Expeditors International Washington           150,000          12,841,500
      First Data                                    202,700           9,666,763
    + Global Cash Access                            324,500           6,324,505
      Paychex                                       135,200           5,460,728
                                                                 ______________
                                                                     34,293,496
                                                                 ______________
Consumer Non-Durables - 16.60%
      Best Buy                                       43,500           2,464,710
  * + Blue Nile                                     624,900          21,746,520
  * + NetFlix                                     1,623,200          48,111,648
      Staples                                       221,500           5,849,815
    * Tuesday Morning                               104,200           1,974,590
      Walgreen                                      145,000           6,079,850
                                                                 ______________
                                                                     86,227,133
                                                                 ______________
Consumer Services - 29.83%
  * + Apollo Group Class A                          176,000           9,616,640
    + eBay                                          533,500          18,357,735
      IHOP                                          307,000          14,711,440
      International Game Technology                 437,000          16,575,410
      Jackson Hewitt Tax Service                    441,600          13,195,008
    + Liberty Global Class A                        262,800           5,442,588
    + Liberty Global Class C                        262,800           5,248,116
  * + MGM MIRAGE                                    199,500           8,957,550
      ServiceMaster                               1,104,000          13,292,160
      Strayer Education                             213,900          22,243,461
      Weight Watchers International                 337,800          16,670,430
  * + XM Satellite Radio Holdings Class A           524,400          10,603,368
                                                                 ______________
                                                                    154,913,906
                                                                 ______________
Energy - 0.57%
      EOG Resources                                  42,300           2,970,729
                                                                 ______________
                                                                      2,970,729
                                                                 ______________
Financials - 3.16%
    * Chicago Mercantile Exchange Holdings           18,000           8,244,000
    + NETeller                                      368,721           5,195,426
    * optionsXpress Holdings                         94,700           2,983,050
                                                                 ______________
                                                                     16,422,476
                                                                 ______________
Health Care - 15.99%
      Allergan                                      236,000          24,241,920
    + Genentech                                     169,800          13,534,758
    + Myogen                                         90,300           2,985,318
      UnitedHealth Group                            448,300          22,298,442
    + Zimmer Holdings                               317,400          19,964,460
                                                                 ______________
                                                                     83,024,898
                                                                 ______________
REITs - 1.50%
      Plum Creek Timber                             214,600           7,789,980
                                                                 ______________
                                                                      7,789,980
                                                                 ______________
Technology - 23.62%
    + Google Class A                                 18,400           7,690,096
  * + Intuit                                        280,800          15,210,936
  * + NAVTEQ                                        380,600          15,802,512
      QUALCOMM                                      568,800          29,202,192
    + SanDisk                                       488,700          31,193,721

                                                   Number of           Market
                                                     Shares             Value
________________________________________________________________________________
Common Stock (continued)
________________________________________________________________________________

Technology (continued)
  * + Seagate Technology                             489,800       $ 13,009,088
      Sprint Nextel                                  425,608         10,555,078
                                                                 ______________
                                                                    122,663,623
                                                                 ______________
Total Common Stock (cost $425,766,909)                              522,985,107
                                                                 ______________
Total Market Value of Securities Before
           Securities Lending Collateral - 100.71%
           (cost $425,766,909)                                      522,985,107
                                                                 ______________
Securities Lending Collateral ** - 18.07%

Investment Companies
           Mellon GSL DBT II Collateral Fund      93,812,160         93,812,160
                                                                 ______________
Total Securities Lending Collateral
           (cost $93,812,160)                                        93,812,160
                                                                 ______________
Total Market Value of Securities - 118.78%
           (cost $519,579,069)                                     616,797,267 !

Obligation to Return Securities Lending
           Collateral - (18.07%) **                                 (93,812,160)

Liabilities Net of Receivables and
           Other Assets - (0.71%)                                    (3,708,264)
                                                                 ______________
Net Assets Applicable to 20,104,341
           Shares Outstanding - 100.00%                            $519,276,843
                                                                 ______________
Net Asset Value - Delaware Select Growth Fund
           Class A ($187,318,831 / 6,892,737 Shares)                     $27.18
                                                                         ______
Net Asset Value - Delaware Select Growth Fund
           Class B ($199,863,011 / 8,056,219 Shares)                     $24.81
                                                                         ______
Net Asset Value - Delaware Select Growth Fund
           Class C ($84,457,975 / 3,441,274 Shares)                      $24.54
                                                                         ______
Net Asset Value - Delaware Select Growth Fund
           Class R ($1,484,561 / 55,103 Shares)                          $26.94
                                                                         ______
Net Asset Value- Delaware Select Growth Fund
           Institutional Class ($46,152,465 / 1,659,008 Shares)          $27.82
                                                                         ______
Components of Net Assets at April 30, 2006:

Shares of beneficial interest
           (unlimited authorization- no par)                     $1,079,827,826
Accumulated net realized loss on investments                       (657,769,181)
Net unrealized appreciation of investments                           97,218,198
                                                                 ______________
Total net assets                                                  $ 519,276,843
                                                                 ______________

+ Non-income producing security for the year ended April 30, 2006.

! Includes $88,222,742 of securities loaned.

* Fully or partially on loan.

** See Note 7 in "Notes to financial statements."

\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
  REIT - Real Estate Investment Trust

Net Asset Value and Offering Price Per Share -
    Delaware Select Growth Fund
Net asset value Class A (A)                                              $27.18
Sales charge (5.75% of offering price) (B)                                 1.66
                                                                         ______
Offering price                                                           $28.84
                                                                         ______

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B) See the current prospectus for purchase of $50,000 or more.

See accompanying notes

  Statement of operations

> Delaware Select Growth Fund

Year Ended April 30, 2006

Investment Income:

   Dividends                                                       $ 3,453,996
   Securities lending income                                         2,483,310
   Interest                                                            247,309       $ 6,184,615
                                                                  ____________      ____________
Expenses:

   Management fees                                                   3,875,422
   Distribution expenses - Class A                                     465,885
   Distribution expenses - Class B                                   2,122,832
   Distribution expenses - Class C                                     746,159
   Distribution expenses - Class R                                       4,793
   Dividend disbursing and transfer agent fees and expenses          2,713,609
   Reports and statements to shareholders                              420,868
   Accounting and administration expenses                              204,798
   Registration fees                                                    93,123
   Legal and professional fees                                          77,425
   Trustees' fees                                                       33,647
   Custodian fees                                                       30,482
   Taxes (other than taxes on income)                                   14,260
   Insurance fees                                                       12,607
   Pricing fees                                                            413
   Other                                                                18,174        10,834,497
                                                                  ____________
   Less expenses absorbed or waived                                                     (773,197)
   Less waived distribution expenses - Class R                                              (656)
   Less expense paid indirectly                                                          (10,881)
                                                                                    ____________
   Total operating expenses                                                           10,049,763
                                                                                    ____________
Net Investment Loss                                                                   (3,865,148)
                                                                                    ____________
Net Realized and Unrealized Gain on Investments

   Net realized gain on investments                                                   98,307,298
   Net change in unrealized appreciation/depreciation of investments                  46,335,632
                                                                                    ____________
Net Realized and Unrealized Gain on Investments                                      144,642,930
                                                                                    ____________
Net Increase in Net Assets Resulting from Operations                                $140,777,782
                                                                                    ____________

See accompanying notes

  Statements of changes in net assets

> Delaware Select Growth Fund

                                                                                          Year Ended
                                                                                 4/30/06              4/30/05
Increase (Decrease) in Net Assets from Operations:

   Net investment loss                                                        $ (3,865,148)         $ (7,255,637)
   Net realized gain on investments                                             98,307,298            35,775,759
   Net change in unrealized appreciation/depreciation of investments            46,335,632           (35,373,075)
                                                                             _____________          _____________
   Net Increase (decrease) in net assets resulting from operations             140,777,782            (6,852,953)
                                                                             _____________          _____________
Capital Share Transactions:

   Proceeds from shares sold:
    Class A                                                                     62,014,484            26,945,687
    Class B                                                                      6,935,811             6,037,250
    Class C                                                                     24,125,361             4,166,107
    Class R                                                                      1,169,731               712,743
    Institutional Class                                                         19,872,254            10,602,839
                                                                             _____________          _____________
                                                                               114,117,641            48,464,626
                                                                             _____________          _____________


Cost of shares repurchased:
    Class A                                                                   (100,060,074)          (93,999,656)
    Class B                                                                    (68,215,523)          (82,122,251)
    Class C                                                                    (23,648,373)          (36,808,452)
    Class R                                                                       (507,634)             (381,122)
    Institutional Class                                                        (16,974,279)          (20,841,207)
                                                                             _____________          _____________
                                                                              (209,405,883)         (234,152,688)
                                                                             _____________          _____________
Decrease in net assets derived from capital share transactions                 (95,288,242)         (185,688,062)
                                                                             _____________          _____________
Net Increase (Decrease) in Net Assets                                           45,489,540          (192,541,015)


Net Assets:
   Beginning of year                                                           473,787,303           666,328,318
                                                                             _____________          _____________
   End of year (there was no undistributed income at either year end)        $ 519,276,843         $ 473,787,303
                                                                             _____________          _____________

See accompanying notes

  Financial highlights

> Delaware Select Growth Fund Class A




Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                          Year Ended
                                                         __________________________________________________________________________
                                                              4/30/06        4/30/05        4/30/04        4/30/03        4/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                         $20.470        $20.680        $16.700         $20.290       $24.890

Income (loss) from investment operations:

Net investment loss (1)                                       (0.086)        (0.170)        (0.171)         (0.147)       (0.193)
Net realized and unrealized gain (loss) on investments         6.796         (0.040)         4.151          (3.443)       (4.407)
                                                             _______        _______        _______         _______       _______
Total from investment operations                               6.710         (0.210)         3.980          (3.590)       (4.600)
                                                             _______        _______        _______         _______       _______
Net asset value, end of period                               $27.180        $20.470        $20.680         $16.700       $20.290
                                                             _______        _______        _______         _______       _______
Total return (2)                                              32.78%         (1.02%)        23.83%         (17.69%)      (18.48%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                     $187,319       $173,890       $243,201        $208,395      $333,172
Ratio of expenses to average net assets                        1.55%          1.52%          1.50%           1.50%         1.45%
Ratio of expenses to average net assets prior
   to expense limitation and expense paid indirectly           1.70%          1.70%          1.86%           1.83%         1.50%
Ratio of net investment loss to average net assets            (0.35%)        (0.85%)        (0.87%)         (0.92%)       (0.86%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expense paid indirectly    (0.50%)        (1.03%)        (1.23%)         (1.25%)       (0.91%)
Portfolio turnover                                              124%            72%            82%             69%          127%
_________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes



                                                              (continues)     11

  Financial highlights

> Delaware Select Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                          Year Ended
                                                         __________________________________________________________________________
                                                              4/30/06        4/30/05        4/30/04        4/30/03        4/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                         $18.820        $19.160        $15.590         $19.090       $23.600

Income (loss) from investment operations:

Net investment loss (1)                                       (0.252)        (0.310)        (0.308)         (0.259)       (0.340)
Net realized and unrealized gain (loss) on investments         6.242         (0.030)         3.878          (3.241)       (4.170)
                                                             _______        _______        _______         _______       _______
Total from investment operations                               5.990         (0.340)         3.570          (3.500)       (4.510)
                                                             _______        _______        _______         _______       _______
Net asset value, end of period                               $24.810        $18.820        $19.160         $15.590       $19.090
                                                             _______        _______        _______         _______       _______
Total return (1)                                              31.76%         (1.77%)        22.90%         (18.33%)      (19.11%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                     $199,863       $202,576       $281,906        $257,542      $421,578
Ratio of expenses to average net assets                        2.30%          2.27%          2.25%           2.25%         2.20%
Ratio of expenses to average net assets prior
   to expense limitation and expense paid indirectly           2.45%          2.45%          2.61%           2.58%         2.25%
Ratio of net investment loss to average net assets            (1.10%)        (1.60%)        (1.62%)         (1.67%)       (1.61%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expense paid indirectly    (1.25%)        (1.78%)        (1.98%)         (2.00%)       (1.66%)
Portfolio turnover                                              124%            72%            82%             69%          127%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

  Financial highlights

> Delaware Select Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                          Year Ended
                                                         __________________________________________________________________________
                                                              4/30/06        4/30/05        4/30/04       4/30/03         4/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                         $18.620        $18.950        $15.430         $18.890       $23.350

Income (loss) from investment operations:

Net investment loss (1)                                       (0.251)        (0.308)        (0.306)         (0.258)       (0.337)
Net realized and unrealized gain (loss) on investments         6.171         (0.022)         3.826          (3.202)       (4.123)
                                                             _______        _______        _______         _______       _______
Total from investment operations                               5.920         (0.330)         3.520          (3.460)       (4.460)
                                                             _______        _______        _______         _______       _______
Net asset value, end of period                               $24.540        $18.620        $18.950         $15.430       $18.890
                                                             _______        _______        _______         _______       _______
Total return (2)                                              31.72%         (1.74%)        22.81%         (18.27%)      (19.14%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                      $84,458        $64,786        $98,549         $95,552      $166,246
Ratio of expenses to average net assets                        2.30%          2.27%          2.25%           2.25%         2.20%
Ratio of expenses to average net assets prior
   to expense limitation and expense paid indirectly           2.45%          2.45%          2.61%           2.58%         2.25%
Ratio of net investment loss to average net assets            (1.10%)        (1.60%)        (1.62%)         (1.67%)       (1.61%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expense paid indirectly    (1.25%)        (1.78%)        (1.98%)         (2.00%)       (1.66%)
Portfolio turnover                                              124%            72%            82%             69%          127%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes



                                                              (continues)     13

  Financial highlights

> Delaware Select Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Year Ended                6/02/03 (1)
                                                              ________________________             to
                                                               4/30/06        4/30/05           4/30/04
____________________________________________________________________________________________________________

Net asset value, beginning of period                          $20.340        $20.620            $18.530

Income (loss) from investment operations:

Net investment loss (1)                                        (0.154)        (0.242)            (2.370)
Net realized and unrealized gain (loss) on investments          6.754         (0.038)             4.460
                                                              _______        _______            _______
Total from investment operations                                6.600         (0.280)             2.090
                                                              _______        _______            _______
Net asset value, end of period                                $26.940        $20.340            $20.620
                                                              _______        _______            _______
Total return (2)                                               32.38%         (1.36%)            11.28%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                        $1,485           $652               $262
Ratio of expenses to average net assets                         1.82%          1.87%              1.85%
Ratio of expenses to average net assets prior
   to expense limitation and expenses paid indirectly           2.05%          2.05%              2.21%
Ratio of net investment loss to average net assets             (0.62%)        (1.20%)            (1.26%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly    (0.85%)        (1.38%)            (1.62%)
Portfolio turnover                                               124%            72%                82%
____________________________________________________________________________________________________________

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and the distributor, as applicable.
    Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

  Financial highlights

> Delaware Select Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                          Year Ended
                                                         __________________________________________________________________________
                                                              4/30/06        4/30/05        4/30/04       4/30/03         4/30/02
___________________________________________________________________________________________________________________________________

Net asset value, beginning of period                         $20.900        $21.060        $16.970         $20.570       $25.170

Income (loss) from investment operations:

Net investment loss (1)                                       (0.024)        (0.118)        (0.121)         (0.106)       (0.139)
Net realized and unrealized gain (loss) on investments         6.944         (0.042)         4.211          (3.494)       (4.461)
                                                             _______        _______        _______         _______       _______
Total from investment operations                               6.920         (0.160)         4.090          (3.600)       (4.600)
                                                             _______        _______        _______         _______       _______
Net asset value, end of period                               $27.820        $20.900        $21.060         $16.970       $20.570
                                                             _______        _______        _______         _______       _______
Total return (2)                                              33.11%         (0.76%)        24.10%         (17.50%)      (18.28%)

Ratios and supplemental data:

Net assets, end of period (000 omitted)                      $46,152        $31,883        $42,410         $36,080       $53,381
Ratio of expenses to average net assets                        1.30%          1.27%          1.25%           1.25%         1.20%
Ratio of expenses to average net assets prior
   to expense limitation and expense paid indirectly           1.45%          1.45%          1.61%           1.58%         1.25%
Ratio of net investment loss to average net assets            (0.10%)        (0.60%)        (0.62%)         (0.67%)       (0.61%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expense paid indirectly    (0.25%)        (0.78%)        (0.98%)         (1.00%)       (0.66%)
Portfolio turnover                                              124%            72%            82%             69%          127%
___________________________________________________________________________________________________________________________________

(1) The average shares outstanding method has been applied for per share information.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

  Notes to financial statements

> Delaware Select Growth Fund

April 30, 2006

Voyageur Mutual Funds III (the "Trust") is organized as a Delaware statutory trust and offers one series, the Delaware Select Growth Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek long-term capital appreciation which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have the potential for high earnings growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R)Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $30,384 for the year ended April 30, 2006. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees and on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and

  Notes to financial statements

> Delaware Select Growth Fund


2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

extraordinary expenses, do not exceed 1.25% of average daily net assets of the Fund through August 31, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. Prior to May 19, 2005, the Fund paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Effective August 1, 2005, DDLP has contracted to limit distribution and service fees through October 31, 2006 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At April 30, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                    $ 317,631
Dividend disbursing, transfer agent, accounting
   and administration fees and other expenses
   payable to DSC                                             213,893
Distribution fee payable to DDLP                              277,285
Other expenses payable to DMC and affiliates *                 42,081

* DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC employees. For the year ended April 30, 2006, the Fund was charged $31,470 for internal legal services provided by DMC.

For the year ended April 30, 2006, DDLP earned $62,017 for commissions on sales of the Fund's Class A shares. For the year ended April 30, 2006, DDLP received gross contingent deferred sales charge commissions of $61, $438,717 and $5,521 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the year ended April 30, 2006, the Fund made purchases of $630,833,550 and sales of $669,373,358 of investment securities other than short-term investments.

At April 30, 2006, the cost of investments for federal income tax purposes was $519,864,099. At April 30, 2006, net unrealized appreciation was $96,933,168 of which $109,519,617 related to unrealized appreciation of investments and $12,586,449 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the years ended April 30, 2006 and 2005.

As of April 30, 2006, the components of net assets on a tax basis were as follows:

    Shares of beneficial interest                     $1,079,827,826
  * Capital loss carryforwards                          (657,484,151)
    Unrealized appreciation of investments                96,933,168
                                                     _______________
    Net assets                                         $ 519,276,843
                                                     _______________

* The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue
  Code due to the Fund merger with Delaware Technology and Innovation Fund in March 2004.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended April 30, 2006, the Fund recorded the following reclassifications.

Accumulated net investment loss                          $ 3,865,148
Paid-in Capital                                           (3,865,148)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $94,551,897 was utilized in 2006. Capital loss carryforwards remaining at April 30, 2006 will expire as follows: $451,231,283 expires in 2010, $187,722,457 expires in 2011, and
$18,530,411 expires in 2012.


                                                              (continues)     17

  Notes to financial statements

> Delaware Select Growth Fund


5. Capital Shares

Transactions in capital shares were as follows:

                                      Year Ended
                              4/30/06             4/30/05
Shares sold:
   Class A                   2,395,515           1,314,515
   Class B                     298,735             315,792
   Class C                   1,018,825             219,695
   Class R                      43,854              37,622
   Institutional Class         778,469             502,371
                            __________          __________
                             4,535,398           2,389,995
                            __________          __________

Shares repurchased:
   Class A                  (3,998,857)         (4,580,576)
   Class B                  (3,003,725)         (4,267,418)
   Class C                  (1,056,505)         (1,939,938)
   Class R                     (20,825)            (18,270)
   Institutional Class        (645,005)           (990,466)
                            __________          __________
                            (8,724,917)        (11,796,668)
                            __________          __________
Net decrease                (4,189,519)         (9,406,673)
                            __________          __________


For the years ended April 30, 2006 and 2005, 254,674 Class B shares were converted to 233,153 Class A shares valued at $6,027,607 and 116,832 Class B shares were converted to 107,848 Class A shares valued at $2,266,569, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R)Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each funds' allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2006, or at any time during the year.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank N.A. ("Mellon"). Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At April 30, 2006, the market value of the securities on loan was $88,222,742, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At April 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees
Voyageur Mutual Funds III - Delaware Select
Growth Fund

We have audited the accompanying statement of net assets of Delaware Select Growth Fund (the sole series of Voyageur Mutual Funds III) (the "Fund") as of April 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30,2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Select Growth Fund series of Voyageur Mutual Funds III at April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.



/s/ Ernst & Young LLP
Philadelphia, Pennsylvania
June 12, 2006

  Delaware Investments(R) Family of Funds

> Board of trustees/directors and officers addendum

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                 Number of
                                                                                             Portfolios in Fund        Other
        Name,                                                                                 Complex Overseen     Directorships
       Address           Position(s)          Length of           Principal Occupation(s)        by Trustee           Held by
    and Birthdate      Held with Fund(s)     Time Served            During Past 5 Years          or Officer       Trustee or Officer
___________________________________________________________________________________________________________________________________
 Interested Trustees
___________________________________________________________________________________________________________________________________

 Jude T. Driscoll (2)      Chairman,       Executive Officer        Since August 2000,               85               None
 2005 Market Street       President,       since August 2000      Mr. Driscoll has served in
  Philadelphia, PA     Chief Executive                          various executive capacities
        19103            Officer and          Trustee           at different times at
                           Trustee         since May 2003         Delaware Investments (1)
   March 10, 1963
___________________________________________________________________________________________________________________________________
 Independent Trustees
___________________________________________________________________________________________________________________________________

  Thomas L. Bennett        Trustee             Since                Private Investor -               85                None
 2005 Market Street                           March 2005          (March 2004 - Present)
  Philadelphia, PA
        19103                                                      Investment Manager -
                                                                   Morgan Stanley & Co.
   October 4, 1947                                              (January 1984 - March 2004)
___________________________________________________________________________________________________________________________________

     John A. Fry           Trustee             Since                     President -                 85             Director -
  2005 Market Street                         January 2001       Franklin & Marshall College                        Community Health
  Philadelphia, PA                                                 (June 2002 - Present)                              Systems
        19103
                                                                Executive Vice President -                            Director -
    May 28, 1960                                                University of Pennsylvania                          Allied Barton
                                                                 (April 1995 - June 2002)                         Security Holdings
___________________________________________________________________________________________________________________________________

   Anthony D. Knerr        Trustee             Since            Founder/Managing Director -          85               None
  2005 Market Street                         April 1990         Anthony Knerr & Associates
   Philadelphia, PA                                               (Strategic Consulting)
        19103                                                        (1990 - Present)

  December 7, 1938
___________________________________________________________________________________________________________________________________

 Lucinda S. Landreth       Trustee             Since             Chief Investment Officer -          85               None
  2005 Market Street                         March 2005                Assurant Inc.
   Philadelphia, PA                                                     (Insurance)
        19103                                                          (2002 - 2004)

    June 24, 1947
___________________________________________________________________________________________________________________________________

    Ann R. Leven           Trustee             Since            Owner - Strategic Financial          85           Director and
  2005 Market Street                        September 1989       Planning Consulting Firm                         Audit Committee
  Philadelphia, PA                                                    (1983 - Present)                           Chairperson - Andy
        19103                                                                                                    Warhol Foundation

   November 1, 1940                                                                                              Director and Audit
                                                                                                                 Committee Member -
                                                                                                                    Systemax Inc.
___________________________________________________________________________________________________________________________________


                                                                                                 Number of
                                                                                             Portfolios in Fund        Other
        Name,                                                                                 Complex Overseen     Directorships
       Address           Position(s)          Length of           Principal Occupation(s)        by Trustee           Held by
    and Birthdate      Held with Fund(s)     Time Served            During Past 5 Years          or Officer      Trustee or Officer
___________________________________________________________________________________________________________________________________
Independent Trustees (continued)
___________________________________________________________________________________________________________________________________

  Thomas F. Madison        Trustee             Since                 President/Chief                 85              Director -
 2005 Market Street                           May 1999              Executive Officer -                            Banner Health
  Philadelphia, PA                                                  MLM Partners Inc.
        19103                                                    Small Business Investing                            Director -
                                                                      and Consulting)                            CenterPoint Energy
  February 25, 1936                                              (January 1993 - Present)
                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                      Rimage
                                                                                                                    Corporation

                                                                                                                 Director - Valmont
                                                                                                                   Industries Inc.
___________________________________________________________________________________________________________________________________

   Janet L. Yeomans        Trustee             Since                 Vice President                  85               None
  2005 Market Street                         April 1999          (January 2003 - Present)
  Philadelphia, PA                                                    and Treasurer
        19103                                                    (January 2006 - Present)
                                                                      3M Corporation
    July 31, 1948
                                                                 Ms. Yeomans has held
                                                               various management positions
                                                               at 3M Corporation since 1983.
___________________________________________________________________________________________________________________________________

  J. Richard Zecher        Trustee             Since                    Founder -                    85          Director and Audit
  2005 Market Street                         March 2005             Investor Analytics                           Committee Member -
   Philadelphia, PA                                                  (Risk Management)                           Investor Analytics
        19103                                                      (May 1999 - Present)
                                                                                                                 Director and Audit
    July 3, 1940                                                                                                 Committee Member -
                                                                                                                    Oxigene Inc.
                                                                                                                  Director - Sutton
                                                                                                                  Asset Management
___________________________________________________________________________________________________________________________________
Officers
___________________________________________________________________________________________________________________________________

  Michael P. Bishof         Senior          Chief Financial      Mr. Bishof has served in            85               None (3)
  2005 Market Street    Vice President       Officer since     various executive capacities
   Philadelphia, PA          and           February 17, 2005      at different times at
        19103           Chief Financial                           Delaware Investments.
                            Officer
   August 18, 1962
___________________________________________________________________________________________________________________________________

   David F. Connor      Vice President,  Vice President since     Mr. Connor has served as           85               None (3)
 2005 Market Street     Deputy General    September 21, 2000     Vice President and Deputy
  Philadelphia, PA       Counsel, and        and Secretary          General Counsel of
        19103              Secretary             since             Delaware Investments
                                           October 25, 2005              since 2000.
   December 2, 1963
___________________________________________________________________________________________________________________________________

  David P. O'Connor      Senior Vice     Senior Vice President,  Mr. O'Connor has served in          85               None (3)
 2005 Market Street       President,      General Counsel and    various executive and legal
  Philadelphia, PA      General Counsel,  Chief Legal Officer      capacities at different
        19103             and Chief             since                       times at
                         Legal Officer     October 25, 2005         Delaware Investments.
  February 21, 1966
___________________________________________________________________________________________________________________________________

   John J. O'Connor          Senior           Treasurer         Mr. O'Connor has served in           85               None (3)
  2005 Market Street     Vice President         since          various executive capacities
   Philadelphia, PA      and Treasurer    February 17, 2005      at different times at
        19103                                                     Delaware Investments.

   June 16, 1957
___________________________________________________________________________________________________________________________________

(1) Delaware Investments is the marketing name for Delaware Management Holdings
    Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.

(3) Messrs. Bishof, Connor, David P. O'Connor, and John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.
The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This semiannual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Select Growth Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll

Chairman
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder/Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven

Owner - Strategic Financial
Planning Consulting Firm
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Contact Information

Investment Manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National Distributor

Delaware Distributors L.P.
Philadelphia, PA

Shareholder Servicing, Dividend
Disbursing, and Transfer Agent

Delaware Service Company Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders

800 523-1918

For Securities Dealers
and Financial Institutions
Representatives Only

800 362-7500

Web Site

www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-Free Investing - Make online purchases and redemptions at any
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  Investments)accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

o Less Mail Clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Visit www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.



[DELAWARE LOGO]









(528)                                                        Printed in the USA
AR-316 [4/06] CGI 6/06                                     MF-06-03-152 PO11054

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Thomas L. Bennett (1)
         Thomas F. Madison
         Janet L. Yeomans (1)
         J. Richard Zecher

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $26,900 for the fiscal year ended April 30, 2006.



___________________
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $26,000 for the fiscal year ended April 30, 2005.

         (b) Audit-related fees.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2006. T

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $33,700 for the registrant's fiscal year ended April 30, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the registrant's Board in connection with the pass-through of internal legal cost relating to the operations of the registrant.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended April 30, 2005

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $164,700 for the registrant's fiscal year ended April 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; issuance of agreed upon procedures reports to the registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the registrant; and preparation of Report on Controls Placed in Operation and Tests of Operating Effectiveness Relating to the Retirement Plan Services Division ("SAS 70 report").

         (c) Tax fees.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $5,300 for the fiscal year ended April 30, 2006. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended April 30, 2006.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $1,750 for the fiscal year ended April 30, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended April 30, 2005.

         (d) All other fees.

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended April 30, 2006.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended April 30, 2006.

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended April 30, 2005.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended April 30, 2005.

         (e) The registrant's Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the "Pre-Approval Policy") with respect to services provided by the registrant's independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.



______________________________________________________________________________________________________________________

Service                                                                                      Range of Fees
______________________________________________________________________________________________________________________

Audit Services
______________________________________________________________________________________________________________________

Statutory audits or financial audits for new Funds                                 up to $25,000 per Fund
______________________________________________________________________________________________________________________
Services associated with SEC registration statements (e.g., Form N-1A, Form
N-14, etc.), periodic reports and other documents filed with the SEC or other
documents issued in connection with securities offerings (e.g., comfort letters    up to $10,000 per Fund
for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters
______________________________________________________________________________________________________________________
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other            up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit-related services" rather than "audit services")
______________________________________________________________________________________________________________________

Audit-Related Services
______________________________________________________________________________________________________________________
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other            up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit services" rather than "audit-related services")
______________________________________________________________________________________________________________________

Tax Services
______________________________________________________________________________________________________________________
U.S. federal, state and local and international tax planning and advice (e.g.,
consulting on statutory, regulatory or administrative developments, evaluation     up to $25,000 in the aggregate
of Funds' tax compliance function, etc.)
______________________________________________________________________________________________________________________
U.S. federal, state and local tax compliance (e.g., excise distribution reviews,   up to $5,000 per Fund
etc.)
______________________________________________________________________________________________________________________
Review of federal, state, local and international income, franchise and other      up to $5,000 per Fund
tax returns
______________________________________________________________________________________________________________________


         Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant's investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the "Control Affiliates") up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.


______________________________________________________________________________________________________________________

Service                                                                                      Range of Fees
______________________________________________________________________________________________________________________

Non-Audit Services
______________________________________________________________________________________________________________________
Services associated with periodic reports and other documents filed with the SEC   up to $10,000 in the aggregate
and assistance in responding to SEC comment letters
______________________________________________________________________________________________________________________


         The Pre-Approval Policy requires the registrant's independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $201,260 and $354,209 for the registrant's fiscal years ended April 30, 2006 and April 30, 2005, respectively.

         (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits

(a)  (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


Name of Registrant: Voyageur Mutual Funds III

JUDE T. DRISCOLL
_________________________________
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 5, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
_________________________________
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    July 5, 2006


MICHAEL P. BISHOF
_________________________________
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    July 5, 2006